Fair value measurements	12 Months Ended
Dec. 31, 2021
Fair value measurements
Fair value measurements

Note 16 – Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). See Note 2 for additional information, including the fair value hierarchy.

There were no earnout or warrant liabilities as of December 31, 2020. The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the level within the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value as of December 31, 2021:

		December 31,
(in thousands)	Level	2021
Earnout liability	3	$5,211
Warrant liability – Public Warrants	1	$39,614
Warrant liability – Private Placement Warrants	3	$8,847

The warrants are accounted for as liabilities in accordance with ASC 815 and are presented as warrant liabilities on the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the consolidated statements of operations. The Private Placement Warrants were valued using a Monte Carlo simulation methodology. The close price of the Public Warrants price was used as the fair value as of each relevant date (see Note 17).

There were no assets measured on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021. There were no assets or liabilities measured on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2020. The following table presents a reconciliation for all liabilities measured and recognized at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021:

	Private Placement Warrant	Earnout
(in thousands)	Liability	Liability
Fair value as of December 31, 2020	$—	$—
Liability recognized due to the CRIS Business Combination	35,654	18,278
Transfer to Level 1	(7,065)	—
Liability settled through equity	—	(10,853)
Change in fair value of liability	(19,742)	(2,214)
Fair value as of December 31, 2021	$8,847	$5,211